Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment are stated at cost less accumulated depreciation and amortization and depreciated using the straight-line method over their useful lives. At September 30, 2023 and December 31, 2022, the Company’s property, plant and equipment, net consisted of the following:
	2023	2022
Computer equipment and software	$99,505	$94,530
Furniture and other equipment	271,798	271,798
Leasehold improvements	17,280	17,280
Equipment and machinery	943,464	943,464
Automobiles	4,638	4,638
Building held for leases	196,416	196,416
Laboratory and temporary units	1,364,748	1,364,748
Land	1,190,655	1,190,655
Building	969,113	—
Construction in progress	2,840,174	2,244,100
Property, plant and equipment	7,897,791	6,327,629
Less: accumulated depreciation	(996,374)	(718,726)
Property, plant and equipment, net	$6,901,417	$5,608,903
At December 31, 2022 and 2021, the Company’s property, plant and equipment, net consisted of the following:
	2022	2021
Computer equipment and software	$94,530	$156,701
Furniture and other equipment	271,798	275,606
Leasehold improvements	17,280	15,400
Equipment and machinery	943,464	1,219,056
Automobiles	4,638	4,638
Building held for lease	196,416	196,416
Laboratory and temporary units	1,364,748	1,362,760
Land	1,190,655	3,576,130
Construction in process	2,244,100	442,515
Property, plant and equipment	6,327,629	7,249,222
Less: accumulated depreciation	(718,726)	(409,279)
Property, plant and equipment, net	$5,608,903	$6,839,943